Regions Morgan Keegan Select Funds


                               Class A Shares

                               Class B Shares

                               Class C Shares
                                  Combined
                    Statement of Additional Information


               January 31, 2003, as revised November 14, 2003

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     oRegions Morgan Keegan Select Government Money Market Fund
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     oRegions Morgan Keegan Select Treasury Money Market Fund
     oRegions Morgan Keegan Select Limited Maturity Government Fund oRegions Morgan Keegan Select Fixed Income Fund
     oRegions Morgan Keegan Select Balanced Fund
     oRegions Morgan Keegan Select Value Fund
     oRegions Morgan Keegan Select Growth Fund
     oRegions Morgan Keegan Select Aggressive Growth Fund
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     oRegions Morgan Keegan Select Strategic Equity Fund
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    This Statement of Additional Information (SAI) is not a prospectus.
    Read this SAI in conjunction with the prospectus for the Regions Morgan Keegan Select Funds, dated January 31, 2003. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or Annual Report, without charge by calling the Trust at 1-800-433-2829.



    Regions Morgan Keegan Select Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010

CUSIP
75913Q886        75913Q878        75913Q753
75913Q860        75913Q852        75913Q761
75913Q704        75913Q803        75913Q779
75913Q100        75913Q209        75913Q787
75913Q506        75913Q605        75913Q795
75913Q308        75913Q407        75913Q811
75913Q837        75913Q845        75913Q613
75913Q829        75913Q597        75913Q589

007580 (11/03)

FEDERATED SECURITIES CORP.
-------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.




Table of Contents
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How are the Funds Organized                                               1

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Securities in Which the Funds Invest                                      1
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Securities Descriptions, Techniques and Risks                             2
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Investment Limitations                                                    9
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Determining Market Value of Securities                                   12
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What Do Shares Cost?                                                     13
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How are the Funds Sold?                                                  13
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How to Buy Shares                                                        14
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Massachusetts Partnership Law                                            14
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Account and Share Information                                            15
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What are the Tax Consequences?                                           16
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Who Manages the Funds?                                                   17
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How Do the Funds Measure Performance?                                    24
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Performance Comparisons                                                  26
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Economic and Market Information                                          29
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Financial Statements                                                     29
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Appendix                                                                 30
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Addresses                                                                32
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HOW ARE THE FUNDS ORGANIZED
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The Regions Morgan Keegan Select Funds were established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." As of the date of this Statement, the Trust consists of nine separate portfolios of securities (Funds) which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund (Treasury Money Market Fund); Regions Morgan Keegan Select Government Money Market Fund (Government
Money Market Fund); Regions Morgan Keegan Select Limited Maturity
Government Fund (Limited Maturity Government Fund); Regions Morgan Keegan Select Fixed Income Fund (Fixed Income Fund); Regions Morgan Keegan Select Balanced Fund (Balanced Fund); Regions Morgan Keegan Select Value Fund, (Value Fund); Regions Morgan Keegan Select Growth Fund, (Growth Fund); Regions Morgan Keegan Select Aggressive Growth Fund (Aggressive Growth
Fund) and Regions Morgan Keegan Select Strategic Equity Fund (Strategic Equity Fund). Shares of Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, Aggressive Growth Fund and Strategic Equity Fund are offered in three classes of shares, Class A Shares, Class B Shares and Class C Shares (individually and collectively referred to as "Shares" as the context may require). Additionally, Shares of the Treasury Money Market Fund are offered in Class A and Class B
Shares and Government Money Market Fund offers only Class A Shares. This
SAI relates to all classes of the above-mentioned Shares of the Funds.

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SECURITIES IN WHICH THE FUNDS INVEST
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Following is a table that indicates which types of securities are a:

o     P = Principal investment of a Fund; (shaded in chart)
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.



------------------------------------------------------------------------------------------------------------------------------------
Securities        Treasury     Government     Limited       Fixed Income  Balanced     Value Fund  Growth Fund Aggressive Strategic
                  Money        Money Market   Maturity      Fund          Fund                                 Growth     Equity
                  Market Fund  Fund           Government                                                       Fund       Fund
                                              Fund
------------------------------------------------------------------------------------------------------------------------------------
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American          N             N             N             N             A            A           A                A       A
Depositary
Receipts
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Asset-Backed      N             N             A             A             A            N           N                N       N
Securities
------------------------------------------------------------------------------------------------------------------------------------
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Bank Instruments  N             N             A             A             A            A           A                A       A
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Borrowing         A             A             A             A             A            A           A                A       A
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper  N             N             A             A             A            A           A                A       A
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Common Stock1     N             N             N             N             P            P           P                P       P
------------------------------------------------------------------------------------------------------------------------------------
Convertible       N             N             N             N             A            A           A                A       A
Securities2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Derivative        N             N             A             A             A            A           A                A       A
Contracts and
Securities
------------------------------------------------------------------------------------------------------------------------------------
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Corporate Fixed   N             N             A             P             P            N           N                N       N
Rate Debt
Obligations 2,3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Corporate         N             N             A             A             P            N           N                N       N
Floating Rate
Debt Obligations
2,3
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Foreign           N             N             A             A             A            A           A                A       A
Securities
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Futures and       N             N             A             A             A            A           A                A       A
Options
Transactions
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Illiquid          A             A             A             A             A            A           A                A       A
Securities4
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Lending of        A             A             A             A             A            A           A                A       A
Portfolio
Securities
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Mortgage-Backed   N             N             A             A             A            N           N                N       N
Securities
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Municipal Debt    N             N             A             A             A            N           N                N       N
Obligations
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Other Money       N             N             A             A             A            A           A                A       A
Market
Instruments
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Preferred Stocks  N             N             N             N             A            A           A                A       A
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Repurchase        N             P             A             A             A            A           A                A       A
Agreements
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Securities of     A             A             A             A             A            A           A                A       A
Other Investment
Companies
------------------------------------------------------------------------------------------------------------------------------------
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Stripped Bonds    N             N             A             A             A            N           N                N       N
------------------------------------------------------------------------------------------------------------------------------------
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U.S. Government   P             P             P             P             P            A           A                A       A
Securities
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Warrants          N             N             N             A             A            A           A                A       A
-----------------

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When-Issued and   A             A             A             A             A            A           A                A       A
Delayed Delivery
Transactions
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Zero Coupon       N             N             N             A             A            A           A                A       A
Convertible
Securities
------------------------------------------------------------------------------------------------------------------------------------


1. The Value Fund and the Growth Fund will invest in common stocks of companies with market capitalizations of $2 billion or more at the time of purchase, and the Aggressive Growth Fund will invest in common stocks of companies with market capitalizations of $10 billion or less at the time of purchase.

2. The Balanced Fund and Value Fund may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO), such as Moody's, S&P and Fitch.

3. The Corporate Debt Obligations that the Funds invest will be rated in one of the three highest rating categories by an NRSRO.

4. All Funds, except the Treasury Money Market Fund-and the Government Money Market Fund, may invest up to 15% of their respective assets in illiquid securities. The Treasury Money Market Fund and the Government Money Market Fund may invest up to 10% of their assets in illiquid securities.


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SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
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Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

   Common Stocks

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies

   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest.

   Treasury Securities

   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).
   The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

      Demand Instruments

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Municipal Securities

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.


   Mortgage Backed Securities

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

   Collateralized Mortgage Obligations (CMOs)

   CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

      Sequential CMOs

      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


      PACs, TACs and Companion Classes

      More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


      IOs and POs

      CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
      POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.


      Floaters and Inverse Floaters

      Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


      Z Classes and Residual Classes

      CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


   Asset Backed Securities

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   Bank Instruments

   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.



   Credit Enhancement

   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Fund's investment adviser, Morgan Asset Management, Inc., (Adviser), usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.


Foreign Securities

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   Options

   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

   Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

   Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

   Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, a Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   Buy or write options to close out existing options positions.

Temporary Defensive Investments

For temporary defensive purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

Special Transactions

   Repurchase Agreements

   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Delayed Delivery Transactions

   When issued transactions are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Funds. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Funds. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.


      To Be Announced Securities (TBAs)

      As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by a Fund.

   Securities Lending

   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

   The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


INVESTMENT RISKS


There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.


Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks.
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Bond Market Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.


Risks Associated with Complicated CMOs

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



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INVESTMENT LIMITATIONS
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FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.

Issuing Senior Securities and Borrowing Money

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended, (the Act).


Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the Securities & Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Treasury Money Market Fund, Government Money Market Fund and Limited Maturity Government Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

The Fixed Income Fund, Balanced Fund, Value Fund and Growth Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Illiquid Securities

The Treasury Money Market Fund and Government Money Market Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

The Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund, Strategic Equity Fund and Aggressive Growth Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets.

Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other investment companies.

Reverse Repurchase Agreements

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Concentration of Investments

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Arbitrage Transactions

The Funds will not enter into transactions for the purpose of engaging in arbitrage.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Regulatory Compliance. The Treasury Money Market Fund and Government Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the Treasury Money Market Fund and Government Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Treasury Money Market Fund and Government Money Market Fund's total assets in the securities of any one issuer, although the Treasury Money Market Fund and Government Money Market Fund's fundamental investment limitations only require such 5% diversification with respect to 75% of their assets. The Treasury Money Market Fund and Government Money Market Fund will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Treasury Money Market Fund and Government Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

Portfolio Turnover. For the fiscal years ended November 30, 2002 and 2001, the portfolio turnover rates were 53% and 54%, respectively, for Limited Maturity Government Fund; 50% and 51%, respectively, for the Fixed Income Fund; 112% and 47%, respectively, for the Growth Fund; 163% and 128%, respectively, for the Value Fund; and 82% and 70%, respectively, for the Balanced Fund; and 163% and 81%, respectively, for the Aggressive Growth Fund.



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DETERMINING MARKET VALUE OF SECURITIES
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USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the Treasury Money Market Fund and Government Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Treasury Money Market Fund and Government Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the Treasury Money Market Fund and Government Money Market are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Treasury Money Market Fund and Government Money Market Fund acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions. The Rule requires that the Treasury Money Market Fund and Government Money Market Fund limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Treasury Money Market Fund and Government Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the alst asked price for the option as provided by an investment dealer or other financial institution that deals with options. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

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WHAT DO SHARES COST?
---------------------------------------------------------------------------

The Treasury Money Market Fund and Government Money Market Fund attempt to stabilize the net asset value (NAV) of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares and Class C Shares only) and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Class B Shares and Class C Shares only) on days on which the New York Stock Exchange is open for business. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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HOW ARE THE FUNDS SOLD?
---------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor
(Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class B Shares and Class C Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc., for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others, including Regions Bank and Morgan Keegan, to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professional receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

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HOW TO BUY SHARES
---------------------------------------------------------------------------

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

EXCHANGE PRIVILEGE

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

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MASSACHUSETTS PARTNERSHIP LAW
---------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.


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ACCOUNT AND SHARE INFORMATION
---------------------------------------------------------------------------



VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of November 1, 2003, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class A Shares of the following portfolios:

Regions Morgan Keegan Select Government Money Market Fund: Regions Financial Trust, Birmingham, AL, owned approximately 75,818,048 Shares (99.61%).

Regions Morgan Keegan Select Treasury Money Market Fund: Regions Financial Trust, Birmingham, AL, owned approximately 673,467,294 Shares (86.78%); and Regions Financial Corp., Birmingham, AL, owned approximately
92,824,206 Shares (11.96%).

Regions Morgan Keegan Select Balanced Fund: Regions Financial Trust, Birmingham, AL, owned approximately 6,306,677 Shares (88.64%).

Regions Morgan Keegan Select Value Fund: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 6,222,986 Shares (38.61%); 5,475,573 Shares (33.98%); 2,100,050 Shares (13.03%); and
1,946,420 Shares (12.08%).

Regions Morgan Keegan Select Limited Maturity Government Fund: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 9,406,478 Shares (55.60%); 3,216,468 Shares (19.00%);
2,212,759 Shares (13.10%); and 1,823,848 Shares (10.80%).

Regions Morgan Keegan Select Growth Fund: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 6,660,452 Shares (31.50%); 6,145,337 Shares (29.06%); 4,970,167 Shares (23.51%); and
2,892,144 Shares (13.68%).

Regions Morgan Keegan Select Fixed Income Fund: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 18,936,254 Shares (65.30%); 3,751,615 Shares (12.94%); 3,446,579 Shares (11.89%); and
2,625,813 Shares (9.06%).

Regions Morgan Keegan Select Aggressive Growth Fund: In four separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 3,506,995 Shares (31.29%); 3,494,625 Shares (31.18%); 2,695,116 Shares
(24.05%); and 810,893 Shares (7.23%).

Regions Morgan Keegan Select Strategic Equity Fund: Regions Financial Trust, Birmingham, AL, owned approximately 6,008,982 Shares (97.70%).

As of November 1, 2003, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class B Shares of the following portfolios:

Regions Morgan Keegan Select Treasury Money Market Fund: Morgan Keegan & Company, Memphis, TN, owned approximately 29,959,587 Shares (38.90%); Regions Financial Trust, Birmingham, AL, owned approximately 22,043,902 Shares (28.60%); and Regions Financial Corp., Birmingham, AL, owned approximately 13,624,882 Shares (17.70%).

Regions Morgan Keegan Select Balanced Fund: Regions Financial Trust, Birmingham, AL, owned approximately 888,677 Shares (35.92%).

Regions Morgan Keegan Select Value Fund: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 488,925 Shares (25.91%); and 480,351 Shares (25.45%).

Regions Morgan Keegan Select Limited Maturity Government Fund: Regions Financial Trust, Birmingham, AL, owned approximately 640,310 Shares (49.40%); and Regions Omni Plan, Birmingham, AL, owned approximately 180,909 Shares (13.90%).


Regions Morgan Keegan Select Growth Fund: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 1,336,877 Shares (20.02%); 490,668 Shares (7.35%); and 342,741 (5.13%).

Regions Morgan Keegan Select Fixed Income Fund: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 980,712 Shares (39.15%); and 645,511 Shares (25.77%).

Regions Morgan Keegan Select Aggressive Growth Fund: In three separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 1,118,789 Shares (25.28%); 609,016 Shares (13.76%); and 409,654 Shares
(9.26%).

Regions Morgan Keegan Select Strategic Equity Fund: Regions Financial Trust, Birmingham, AL, owned approximately 1,015 Shares (66.20%); Harriet Routman IRA, Birmingham, AL, owned approximately 349 Shares (22.80%); and James Holley, Monroeville, AL, owned approximately 160 Shares (10.40%).

As of November 1, 2003, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding Class C Shares of the following portfolios:

Regions Morgan Keegan Select Balanced Fund: Regions Financial Trust, Birmingham, AL, owned approximately 53,490 Shares (74.38%); and James McCormick Jr. IRA, Birmingham, AL, owned approximately 18,356 Shares (25.52%).

Regions Morgan Keegan Select Value Fund: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 25,213 Shares (93.06%); and 1,481 Shares (5.47%).

Regions Morgan Keegan Select Limited Maturity Government Fund: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 11,045 Shares (69.60%); and 3,550 Shares (22.40%); and Ronnie and Barbara Vailes, Shreveport, LA, owned approximately 985 Shares (6.20%).

Regions Morgan Keegan Select Growth Fund: Regions Financial Trust, Birmingham, AL, owned approximately 41,211 Shares (67.41%); James McCormick Jr. IRA, Birmingham, AL, owned approximately 7,764 Shares (12.70%); and Boncile Lowery, Florala, AL, owned approximately 7,273 Shares (11.90%).

Regions Morgan Keegan Select Fixed Income Fund: In two separate accounts, Regions Financial Trust, Birmingham, AL, owned approximately 57,364 Shares (69.44%); and 5,968 Shares (7.23%).

Regions Morgan Keegan Select Aggressive Growth Fund: Regions Financial Trust, Birmingham, AL, owned approximately 57,167 Shares (64.72%).

Regions Morgan Keegan Select Strategic Equity Fund: Federated
Administrative Services, Pittsburgh PA, owned approximately 335 Shares
(97.10%),

Shareholders owing 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



---------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?
---------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.


---------------------------------------------------------------------------
WHO MANAGES THE FUNDS?
---------------------------------------------------------------------------



BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. The address of each person listed is c/o Regions Morgan Keegan Select Funds, Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103. The Regions Morgan Keegan Select Funds Complex consists of 14 portfolios, comprising the Trust, Morgan Keegan Select Fund, Inc. (four portfolios) and RMK High Income Fund, Inc.
(one portfolio).   Each Officer is elected annually and serves for an
indefinite term. Each Trustee also serves as a Board member of the following investment companies: Morgan Keegan Select Fund, Inc. and RMK High Income Fund, Inc.




                      Principal Occupation(s) for Past   Aggregate     Total
                      Five Years, Other Directorships    Compensation  Compensation
                      Held and Previous Position(s)      From Trust    From Trust and
Name                                                     past          Morgan Keegan
Birth Date                                               Fiscal        Select Fund
Positions Held with                                      (Year) +      Complex
Trust                                                                  (past calendar
Date Service Began                                                     year)
                      Principal Occupations: Mr.
Allen B. Morgan,      Morgan has been Chairman and        NA               $0
Jr.*                  Chief Executive Officer of
Birth Date: July      Morgan Keegan & Company, Inc.
18, 1942              since 1969 and Executive
CHAIRMAN AND TRUSTEE  Managing Director.  He also has
Began serving:        served as Chairman and Director
August 2003           of Morgan Asset Management, Inc.
                      and Director of Regions
                      Financial Corporation since 1993
                      and 2001, respectively.
                      ---------------------------------

                      Other Directorships Held:
                      President and Director, Morgan
                      Keegan Select Fund, Inc. and RMK
                      High Income Fund, Inc.

                      Principal Occupations: Mr.
J. Kenneth Alderman*  Alderman has been President of               NA               NA
Birth Date: July      Regions Morgan Keegan Trust and
10, 1952              Vice Chairman, Director and the
TRUSTEE               Chief Executive Officer of
Began serving:        Morgan Asset Management, Inc.
August 2003           since 2002.  He has been
                      Executive Vice President of
                      Regions Financial Corporation
                      since 2000.  He served Regions
                      as Senior Vice President and
                      Capital Management Group
                      Director, investment adviser to
                      the Trust, from 1995 to 2000.

                      Other Directorships Held:
                      Director, Morgan Keegan Select
                      Fund, Inc. and RMK High Income
                      Fund, Inc.

* Messrs. Morgan and Alderman are each an "interested person" of the
Trust, as that term is defined in the Act, by virtue of their positions with the Adviser.  Mr. Morgan is also an interested person of the Trust by virtue of his position with Morgan Keegan & Co.
---------------------------------------------------------------------------
+ Because the Trustees did not begin service until August 8, 2003, Trustee compensation was not earned in the past fiscal year and will be reported following the Funds' next fiscal year.




William Jefferies     Principal Occupation: Mr. Mann     NA            $6,000.00
Mann                  has been Chairman and President
Birth Date: April     of Mann Investments, Inc. (hotel
14, 1933              investments/consulting) since
TRUSTEE               1985.  He also has served as a
Began serving:        Director for Heavy Machines,
August 2003           Inc. (equipment contractor)
                      since 1984.

                      Other Directorships Held:
                      Director, Morgan Keegan Select
                      Fund, Inc. and RMK High Income
                      Fund, Inc.


---------------------------------------------------------------------------



                      Principal Occupation(s) for Past   Aggregate     Total
                      Five Years, Other Directorships    Compensation  Compensation
                      Held and Previous Position(s)      From Trust    From Trust and
Name                                                     past          Morgan Keegan
Birth Date                                               Fiscal        Select Fund
Positions Held with                                      (Year) +      Complex
Trust                                                                  (past calendar
Date Service Began                                                     year)




James Stillman R.     Principal Occupations: Mr.         NA            $8,000.00
McFadden              McFadden has been President and
Birth Date:           Director of McFadden
September 26, 1957    Communications, LLC (commercial
TRUSTEE               printing) since 2002 and
Began serving:        President and Director of 1703,
August 2003           Inc. (restaurant management)
                      since 1998. He has also served
                      as the Director for several
                      private companies since 1997.
                      ---------------------------------

                      Other Directorships Held:
                      Director, Morgan Keegan Select
                      Fund, Inc. and RMK High Income
                      Fund, Inc.

                      Principal Occupation: Mr.
W. Randall Pittman    Pittman has been Chief Financial   NA            NA
Birth Date: November  Officer of Emageon, Inc.
11, 1953              (healthcare information systems)
TRUSTEE               since 2002.  From 1999 to 2002
Began serving:        he was Chief Financial Officer
August 2003           of BioCryst Pharmaceuticals,
                      Inc. (biotechnology).  From 1998
                      to 1999 he was Chief Financial
                      Officer of ScandiPharm, Inc.
                      (pharmaceuticals).  From 1995 to
                      1998 he served as Senior Vice
                      President - Finance of
                      CaremarkRx (pharmacy benefit
                      management). From 1983 to 1995
                      he held various positions with
                      AmSouth Bancorporation (bank
                      holding company), including
                      Executive Vice President and
                      Controller.  He is a Certified
                      Public Accountant, and was with
                      the accounting firm of Ernst &
                      Young from 1976 to 1983.
                      ---------------------------------

                      Other Directorships Held:
                      Director, Morgan Keegan Select
                      Fund, Inc. and RMK High Income
                      Fund, Inc.

                      Principal Occupation: Ms. Stone
Mary S. Stone         has held the Hugh Culverhouse      NA            NA
Birth Date: August    Endowed Chair of Accountancy at
19, 1950              the University of Alabama,
TRUSTEE               Culverhouse School of
Began serving:        Accountancy since 1981.  She is
August 2003           also a member of Financial
                      Accounting Standards Advisory
                      Council, AICPA, Accounting
                      Standards Executive Committee
                      and AACSB International
                      Accounting Accreditation
                      Committee.
                      ---------------------------------

                      Other Directorships Held:
                      Director, Morgan Keegan Select
                      Fund, Inc. and RMK High Income
                      Fund, Inc.

                      Principal Occupation: Mr. Willis
Archie W. Willis III  has been President of Community    NA            $8,000.00
Birth Date: November  Capital (financial advisory and
13, 1957              real estate development
TRUSTEE               consulting) since 1999 and Vice
Began serving:        President of Community Realty
August 2003           Company (real estate brokerage)
                      since 1999.  He was a First Vice
                      President of Morgan Keegan &
                      Company, Inc. from 1991 to
                      1999.  He also has served as a
                      Director of Memphis Telecom, LLC
                      since 2001.
                      ---------------------------------

                      Other Directorships Held:
                      Director, Morgan Keegan Select
                      Fund, Inc. and RMK High Income
                      Fund, Inc.

                      Principal Occupations: Director
James D.              or Trustee of the Federated Fund   NA            $7,000.00
Witherington, Jr.     Complex; Management Consultant;
Birth Date: March 2,  Executive Vice President, DVC
1949                  Group, Inc. (marketing,
TRUSTEE               communications and technology)
Began serving:        (prior to 9/1/00).
August 2003
                      Previous Positions: Chief
                      Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.


+ Because the Trustees did not begin service until August 8, 2003, Trustee compensation has not yet been earned in the past fiscal year and will be reported following the Funds' next fiscal year.
---------------------------------------------------------------------------


OFFICERS**
Name                          Principal Occupation(s) and Previous Positions
Birth Date
Positions Held with Trust
-----------------------------
Date Service Began
Carter E. Anthony             Principal Occupations: President and Chief Financial
----------------------------- Officer for Morgan Asset Management, Inc. since 2002.
Birth Date; October 23, 1944
PRESIDENT AND CHIEF           Previous Positions: Executive Vice President and
EXECUTIVE OFFICER             Director of the Capital Management Group of Regions
August 2003                   Financial Corporation from 2000 to 2002.  Vice
                              President and Chief Investment Officer-Trust
                              Investments at National Bank of Commerce in Birmingham,
                              AL from 1989 to 2000

Thomas R. Gamble              Principal Occupations: Director, Regions Morgan Keegan
Birth Date:  November 22,     Select Funds.
1942
VICE PRESIDENT                Previous Positions: Corporate IRA Manager, Regions
----------------------------- Financial Corporation and Senior Vice President &
August 2003                   Manager of Employee Benefits, Birmingham Trust
                              Department of Regions Bank.

Joseph C. Weller              Principal Occupations: Executive Vice President and
Birth Date: February 6, 1939  Chief Financial Officer, Secretary and Treasurer and
TREASURER                     Executive Managing Director of Morgan Keegan & Company,
----------------------------- Inc., since 1969; Director of Morgan Asset Management,
August 2003                   Inc., since 1993



Charles D. Maxwell            Principal Occupations: Managing Director and Assistant
----------------------------- Treasurer of Morgan Keegan & Company, Inc. and
Birth Date:  May 14, 1954     Secretary/Treasurer of Morgan Asset Management, Inc.
SECRETARY AND ASSISTANT
TREASURER                     Previous Positions: Senior Manager with Ernst & Young
August 2003                   LLP.

**    Officers do not receive any compensation from the Funds.
---------------------------------------------------------------------------





COMMITTEES OF THE BOARD
                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year+
IndependenWilliam             The Independent Trustees Committee will      NA
Trustees  Jefferies Mann      determine at least annually whether to
Committee -----------------   recommend to the Board and the
          James Stillman      Independent Trustees that the Funds'
          R. McFadden         advisory, underwriting, Rule 12b-1 and
          W. Randall          other arrangements, where applicable, be
          Pittman             approved for continuance for the
          Mary S. Stone       following year; evaluate and recommend
          Archie W. Willis    the selection and nomination of
          III                 candidates for Independent Trustee and
          James D.            assess whether Trustees should be added
          Witherington, Jr.   or removed from the Board; and recommend
                              to the Boards policies concerning
                              Independent Trustee compensation,
                              investment in the Funds and resources.

Audit     William             The Audit Committee reviews and              NA
Committee Jefferies Mann      recommends to the full Board the
          James Stillman      independent auditors to be selected to
          R. McFadden         audit the Funds' financial statements;
          W. Randall          meets with the independent auditors
          Pittman             periodically to review the results of the
          Mary S. Stone       audits and reports the results to the
          -----------------   full Board; evaluates the independence of
          Archie W. Willis    the auditors, reviews legal and
          III                 regulatory matters that may have a
          James D.            material effect on the financial
          Witherington, Jr.   statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Funds' internal audit function; reviews
                              compliance with the Funds' code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.


+ Because the Trustees did not begin service until August 8, 2003, their respective Committees did not hold a meeting during the last fiscal year. Meeting information will be reported following the Funds' next fiscal year.


Board ownership of shares in the funds and in the Morgan keegan Select
Fund complex AS OF November 13, 2003
                                 Dollar Range of   Aggregate
                                 Shares Owned      Dollar Range of
                                 In Funds          Shares Owned in
Interested                                         Morgan Keegan Select Fund
Board Member Name                                  Complex
Allen B. Morgan, Jr.             Over $100,000     Over $100,000
J. Kenneth Alderman              None              None

Independent
Board Member Name
William Jefferies Mann           None              None
James Stillman R. McFadden       None              $10,000 - $50,000
W. Randall Pittman               None              None
Mary S. Stone                    None              None
Archie W. Willis III             None              None
James D. Witherington, Jr.       None              None

----------------------------------------------------------


ADVISER TO THE FUNDS

The Funds' Adviser is an indirect, wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of it obligations or duties imposed upon it by its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or the making of any investment for or on behalf of a Fund.

As required by the Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of the Funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and their shareholders by the Adviser in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser and its affiliates. This includes fees received for transfer agency services, custody services, sub-administrative services, distribution-related services and shareholder services provided to the Funds as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its accumulated experience in governing mutual funds and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

ADMINISTRATOR AND SUBADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., and Regions Bank each provide administrative personnel and services to the Funds for a fee at an annual rate as specified below:

Average Daily              Administrator Fee Paid
Sub-Administrator Fee Paid
Net Assets                 to Federated              to Regions
On the first $2.5 billion  .065%                      .025%
On the next $2.5 billion   .040%                      .040%
On assets over $5 billion  .025%                      .050%
Federated Administrative Services or Regions Bank may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS and Regions Bank, as administrator and sub-administrator respectively include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o     prepare, negotiate and administer contracts on behalf of the Fund;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. State Street Bank & Trust Company (SSB&T) provides portfolio accounting services to the Funds. For its services, SSB&T receives a fee based upon each Fund's average net assets.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Price Waterhouse Coopers, conducts its audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
-----------------------------------------------------------------------------------------------------------------------------
Fund                      Advisory Fee Paid/              Brokerage Commissions Paid          Administrative Fee Paid
                          Advisory Fee Waived                                                Administrative Fee Waived
                                                       ----------------------------------------------------------------------
                 ------------------------------------------------------------------------------------------------------------
                       For the fiscal year ended          For the fiscal year ended          For the fiscal year ended
                 ------------------------------------------------------------------------------------------------------------
                    2002         2001         2000        2002        2001      2000       2002         2001        2000
                 --------------------------------------            ----------------------------------------------------------
Government       $372,454    N/A          N/A          N/A         N/A        N/A       $67,042     N/A          N/A
Money Market     $260,718                                                               $33,187
Fund
-----------------------------------------------------------------------------------------------------------------------------
                 --------------------------------------            ----------------------------------------------------------
Treasury Money   $4,051,557  $3,667,974   $3,110,402   N/A         N/A        N/A       $729,280    $672,969     $565,898
Market Fund      $2,025,778  $1,833,987   $1,555,204                                    $0          $0           $0

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Limited          $1,044,373  $871,207     $783,342     N/A         N/A        N/A       $134,277    $114,182     $101,809
Maturity         $298,392    $248,917     $223,812                                      $0          $0           $0
Government Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income     $2,071,353  $2,021,224   $1,934,308   N/A         N/A        N/A       $248,562    $247,223     $234,638
Fund             $690,451    $673,739     $644,769                                      $0          $0           $0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balanced Fund    $1,127,639  $1,298,993   $1,466,278   $255,569    $160,016   $36,299   $126,860    $148,915     $166,736
                 $70,477     $81,188      $91,642                                       $0          $0           $0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Value Fund       $1,892,292  $2,097,534   $2,237,789               $836,928   $525,860  $212,883    $240,455     $254,463
                 $118,268    $131,095     $139,862                                      $0          $0           $0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Growth Fund      $3,105,275  $4,011,199   $5,913,774   $1,307,330  $746,704   $579,463  $349,344    $459,728     $672,379
                 $194,080    $250,700     $369,611                                      $0          $0           $0
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Aggressive       $1,345,966  $1,420,697   $1,160,372   $585,377    $400,756   $416,530  $161,516    $173,732     $140,711
Growth Fund      $0          $0           $0                                            $0          $0           $0
-----------------------------------------------------------------------------------------------------------------------------
N/A - Not Applicable.




-----------------------------------------------------------------------------------------------------------------------
                                                                       For the fiscal year ended November 30, 2002
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fund                                     12b-1           12b-1                   Shareholder Services Fee
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                    Class B Shares   Class C Shares  Class A Shares    Class B Shares   Class C Shares
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Government Money Market Fund       N/A               N/A            N/A              N/A                N/A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund         $306,591          N/A            $1,719,187       $306,591           N/A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Limited Maturity Government Fund   $35,348           $19            $337,636         $35,348            $5
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                  $87,203           $966           $617,460         $72,669            $322
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                      $135,660          $1,222         $238,930         $113,050           $407
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Value Fund                         $89,870           $339           $516,337         $74,891            $113
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Growth Fund                        $326,306          $231           $698,400         $271,922           $77
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund             $170,450          $710           $306,377         $142,042           $237
-----------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?
---------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The Treasury Money Market Fund and Government Money Market Fund calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD (TREASURY MONEY MARKET FUND ONLY)

The Treasury Money Market Fund effective yield for both classes of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Government Money Market Fund and Treasury Money Market Fund's effective yield for Class A Shares for the seven-day period ended November 30, 2002, was 1.09% and 0.88%, respectively. The Treasury Money Market Fund's effective yield for Class B Shares was 0.63% for the same period.



-------------------------------------------------------------------------------------------------------
Fund                                                Average Annual Total Return
                                         for the following periods ended November 30, 2002
                             --------------------------------------------------------------------------
                             --------------------------------------------------------------------------
                                  Class A Shares          Class B Shares          Class C Shares
                                     One Year                One Year                One Year
                                    Five Year               Five Year                Five Year
                                     Ten Year                Ten Year                Ten Year
                               Start of Performance    Start of Performance    Start of Performance
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Government Money Market Fund           N/A                     N/A                      N/A
                                       N/A                     N/A                      N/A
                                       N/A                     N/A                      N/A
                                    1.36% (a)                  N/A                      N/A
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Treasury Money Market Fund            1.11%                   0.85%                     N/A
                                      3.89%                   3.60%                     N/A
                                      4.09%                   3.74%                     N/A
                                       N/A                     N/A                      N/A
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Limited Maturity Government          (0.76)%                 (1.30)%                    N/A
Fund                                   N/A                    5.04%                     N/A
                                       N/A                     N/A                      N/A
                                    4.56% (c)               5.14% (d)                2.56% (e)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Fixed Income Fund                     2.15%                   1.65%                     N/A
                                       N/A                    6.10%                     N/A
                                       N/A                    6.30%                     N/A
                                    5.66% (c)                  N/A                   4.09%(a)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Balanced Fund                        (10.22)%                (9.90)%                    N/A
                                       N/A                    2.87%                     N/A
                                       N/A                     N/A                      N/A
                                    0.39% (c)               8.13% (g)               (7.20)% (h)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Value Fund                           (16.34)%                (16.20)%                   N/A
                                       N/A                   (1.20)%                    N/A
                                       N/A                     N/A                      N/A
                                   (4.10)% (c)              7.62% (g)              (10.64)% (i)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth Fund                          (19.35)%                (19.16)%                   N/A
                                       N/A                   (0.42)%                    N/A
                                       N/A                    6.97%                     N/A
                                   (4.79)% (c)                 N/A                 (18.55)% (j)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Aggressive Growth Fund               (16.94)%                (16.77)%                   N/A
                                       N/A                    13.79%                    N/A
                                       N/A                     N/A                      N/A
                                   (7.33)% (k)              14.52% (l)             (15.77)% (j)
-------------------------------------------------------------------------------------------------------



(a) December 3, 2001
(b) April 14, 1992
(c) May 20, 1998
(d) December 12, 1993
(e) December 14, 2002
(f) April 20, 1992
(g) December 19, 1994
(h) January 14, 2002
(i) February 21, 2002
(j) January 7, 2002
(k) July 10, 2000
(l) The start of performance date for the Predecessor Collective Trust Fund was June 30, 1993.


--------------------------------------------------------------------------------------------------------------
             Fund                                                  Yield
                                                        for the 30-day period ended
                                                               November 30, 2002
                               -------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------
                                     Class A Shares              Class B Shares            Class C Shares
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Government Money Market Fund              N/A                        N/A                       N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  Treasury Money Market Fund               N/A                        N/A                       N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Limited Maturity Government              1.39%                      1.20%                     0.72%
             Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
      Fixed Income Fund                   2.22%                      2.02%                     1.56%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
        Balanced Fund                     0.87%                      0.63%                     0.25%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
          Value Fund                      0.61%                       0.36                      N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
         Growth Fund                       N/A                        N/A                       N/A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Aggressive Growth Fund                 N/A                        N/A                       N/A
--------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------
PERFORMANCE COMPARISONS
---------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

Lipper , Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Government Money Market Fund and Treasury Money Market Fund:

o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

o        Lehman Brothers Treasury Bond Index is comprised entirely of U.S.
         Treasury obligations.  Foreign issues are excluded.

o iMoneyNet, Inc. iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly, iMoneyNet's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Limited Maturity Government Fund:

o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

o 2-Year Treasury Note-Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

Fixed Income Fund:

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

o Merrill Lynch Government/Corporate Index is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better).

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Government (LT) Index, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

Balanced Fund:

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

o S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Value Fund:

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o S&P/Barra Value Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

Growth Fund:

o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

Aggressive Growth Fund:

o Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o Standard & Poor's Midcap 400/Barra Growth Index is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios.

o Lipper Midcap Growth Funds Index Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category.

Strategic Equity Fund:

o Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Class B Shares and Class C Shares may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.



---------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION
---------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

---------------------------------------------------------------------------
FINANCIAL STATEMENTS
---------------------------------------------------------------------------

The financial statements for the year ended November 30, 2002, are incorporated herein by reference from the Funds' Annual Report dated November 30, 2002 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-800-433-2829.




---------------------------------------------------------------------------
APPENDIX
---------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

FITCH RATINGS, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS, INC. SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.



---------------------------------------------------------------------------
ADDRESSES
---------------------------------------------------------------------------
Regions Morgan Keegan Select Government Money Market Fund
Regions Morgan Keegan Select Treasury Money Market Fund
Regions Morgan Keegan Select Limited Maturity Government Fund
Regions Morgan Keegan Select Fixed Income Fund
Regions Morgan Keegan Select Balanced Fund
Regions Morgan Keegan Select Value Fund
Regions Morgan Keegan Select Growth Fund
Regions Morgan Keegan Select Aggressive Growth Fund   5800 Corporate Drive
Regions Morgan Keegan Select Strategic Equity Fund    Pittsburgh, PA
15237-7010

---------------------------------------------------------------------------

Distributor
            Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Adviser to all Funds
            Morgan Asset Management, Inc.       P.O. Box 10247
                                                Birmingham, AL 35202

Custodian
            Regions Bank                        417 North 20th Street
Birmingham, AL 35203

Transfer Agent, and Dividend Disbursing Agent   Morgan Keegan Tower
Morgan Keegan & Company                         Fifty Front Street
                                                Memphis, TN  38103

---------------------------------------------------------------------------

Independent Auditors
            Price Waterhouse Coopers            200 Berkeley Street
Boston, MA 02116

---------------------------------------------------------------------------